FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets
Assets at beginning of period	$ 9,299
Transfers	0	$ 0
Assets at end of period	11,012	9,299
Fair value of liabilities
Liabilities at beginning of period	(4,158)
Transfers	0	0
Liabilities at end of period	(5,733)	(4,158)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(141)	(99)
Arising on acquisitions	(49)	(103)
Payments	51	51
Transfers		13
Remeasurement	12
Discount unwind	(1)	(3)
Liabilities at end of period	(128)	(141)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	7	34
Acquisitions		17
Additions	2	1
Fair value remeasurement		12
Distributions received		(2)
Disposals		(46)
Transfers		(9)
Assets at end of period	9	7
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period	39
Acquisitions		22
Arising on disposals		17
Receipts	(2)
Assets at end of period	$ 37	$ 39